Tax matters	12 Months Ended
Dec. 31, 2023
Tax matters
Tax matters

24.  Tax matters

The components of current and deferred income tax expense (benefit) are as follows:

	2023	2022	2021
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	62,110	144,246	5,284
Adjustments in current income tax in respect of prior years	(1,533)	(5,681)	—
Total	60,577	138,565	5,284

Deferred tax
Origination and reversal of temporary differences	(3,216)	15,032	(9,954)
Impact of tax rate changes	(555)	460	—
Write-down of deferred tax assets	—	(1,448)	—
Adjustments in deferred tax in respect of prior years	734	(4,626)	108
Total	(3,037)	9,418	(9,846)
Income tax expense (benefit)	57,540	147,983	(4,562)

As the Company has significant business operations in Spain, France, South Africa and the United States, a weighted blended statutory tax rate is considered to be appropriate in estimating the Company’s effective tax rate. The following is a reconciliation of tax expense based on a weighted blended statutory income tax rate to our effective income tax expense for the years ended December 31, 2023, 2022, and 2021:

	2023	2022	2021
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	160,667	602,660	(119,936)
At weighted statutory tax rate of 31% (2022: 26% and 2021: 19%)	50,557	157,620	(22,650)
Non-deductible income/ (expenses)	1,429	(5,920)	(11,399)
Differing territorial tax rates	(555)	591	2,603
Adjustments in respect of prior periods	(799)	1,368	—
Other items	7,558	7,539	27,884
Elimination of effect of interest in partnerships	(1,451)	(913)	(782)
Other permanent differences	95	159	(673)
Incentives and deductions	827	(11,740)	88
U.S State taxes	(121)	(721)	367
Income tax expense (benefit)	57,540	147,983	(4,562)

Other items mainly comprise unrecognized temporary differences.

Deferred tax assets and liabilities

For the year ended December 31, 2023:

	Opening	Recognized in		Write-down of	Exchange	Closing
	Balance	P&L	OCI	Deferred Tax Assets/Liabilities	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(13,978)	884	—		(488)	(13,582)
Provisions	38,011	(442)	1,500	(5,836)	869	34,102
Property, plant & equipment	(54,730)	3,195	—	5,836	294	(45,405)
Inventories	1,186	232	—	—	(2)	1,416
Hedging Instruments	—	—	(767)	—	200	(567)
Tax losses	3,259	(1,528)	—	—	—	1,731
Incentives & credits	32	(32)	—	—	—	—
Other	(2,498)	728	—	—	253	(1,517)
Total	(28,718)	3,037	733	—	1,126	(23,822)

For the year ended December 31, 2022:

	Opening	Recognized in		Write-down of	Exchange	Closing
	Balance	P&L	OCI	Deferred Tax Assets/Liabilities	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(451)	(14,014)	—	496	(9)	(13,978)
Provisions	21,672	9,090	(1,416)	9,347	(682)	38,011
Property, plant & equipment	(52,231)	3,920	—	(8,089)	1,670	(54,730)
Inventories	—	480	—	708	(2)	1,186
Tax losses	6,353	(5,894)	—	2,595	205	3,259
Incentives & credits	9,333	(254)	—	(8,542)	(505)	32
Partnership interest	(8,514)	—	—	8,514	—	—
Other	5,703	(2,746)	(666)	(4,425)	(364)	(2,498)
Total	(18,135)	(9,418)	(2,082)	604	313	(28,718)

Presented in the statement of financial position as follows:

	2023	2022
	US$'000	US$'000
Deferred tax assets	37,250	44,644
Deferred tax liabilities	(61,072)	(73,362)
Offset between deferred tax assets and deferred tax liabilities	28,490	37,508
Total deferred tax assets due to temporary differences recognized in the statement of financial position	8,760	7,136
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(32,582)	(35,854)

Unrecognized deductible temporary differences, unused tax losses and unused tax credits

	2023					2022
	Spain	USA	UK	Other	Total	Spain	USA	UK	Other	Total
Unused tax losses	201,476	235,296	143,750	56,055	636,577	183,225	252,848	102,800	48,622	587,495
Unused tax credits	—	—	—	—	—	—	6,761	—	—	6,761
Unrecognized deductible temporary differences	62,737	—	44,837	9,166	116,741	75,093	21,433	44,837	66,648	208,011
Total	264,213	235,296	188,587	65,221	753,318	258,318	281,042	147,637	115,270	802,267

In general terms, neither the unused tax losses nor the tax credits have an expiration date in the jurisdictions from which they derive.

Unused tax losses have increased in 2023 compared to 2022 due to the losses in some jurisdictions, mainly in the UK and Spain. Management has decided to record the respective deferred tax assets corresponding to the jurisdictions where taxable profit is expected to be generated in the short and medium-term. There is uncertainty and estimation involved in future taxable profits in long-term, however no material changes expected in the next financial year for the unrecognized unused tax losses.

Management of tax risks

The Company is committed to conducting its tax affairs consistent with the following objectives:

(i)	to comply with relevant laws, rules, regulations, and reporting and disclosure requirements in whichever jurisdiction it operates;
(ii)	to maintain mutual trust, transparency, and respect in its dealings with all tax authorities; and
(iii)	to adhere with best practice and comply with the Company’s internal corporate governance procedures, including but not limited to its Code of Conduct

The Group’s tax department maintains a tax risk register on a jurisdictional basis.

In the jurisdictions in which the Company operates, tax returns cannot be deemed final until they have been audited by the tax authorities or until the statute-of-limitations has expired. The number of open tax years subject to examination varies depending on the tax jurisdiction. In general, the Company has the last four years open to review. The criteria that the tax authorities might adopt in relation to the years open for review could give rise to tax liabilities which cannot be quantified. As of December 31, 2023 there are inspection procedures ongoing in Spain and France but we do not expect a material impact resulting from both procedures.

On December 22, 2022, the EU approved the Minimum Tax Directive (Pillar Two). The Directive requires Member States to transpose the rules into domestic law by December 31, 2023. The main rule of the Directive (so called Income Inclusion Rule or IIR) became effective on December 31, 2023 with the backstop rule (so called Undertaxed Profits Rule or UTPR) becoming effective on or after December 31, 2024. The Directive provides the option for Member States to implement a qualified domestic top-up tax (QDMTT) that operates to increase the domestic tax liability of in-scope MNE groups within a jurisdiction to the minimum effective tax rate of 15% of profits. Spain and France have enacted legislation implementing this Directive. On 20 June 2023, Finance (No.2) Act 2023 was substantively enacted in the UK, introducing a global minimum effective tax rate of 15% in application of the GloBE rules from the OECD. The legislation implements a domestic top-up tax and a multinational top-up tax, effective for accounting periods starting on or after December 31, 2023. There are transitional safe harbors which can apply in certain circumstances which can remove the requirement to do the full detailed calculations for the first 3 years after the effective date.

Based on the UK transitional safe harbor analysis we have performed using our 2022 financial statements and the Country-by-Country Reporting data, according to UK legislation, the Group anticipates that it is not probable that Pillar Two will have a material impact on the group going forward. We are aware that there are several jurisdictions that have substantively enacted a qualifying domestic minimum top up tax that may also include safe harbor rules that may apply differently to the UK legislation. These have not been assessed but will be assessed and monitored by the company on a go-forward basis.